Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF - NAV
Average Annual Return, Percent	4.15%	3.67%	2.58%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.88%
Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent	3.40%	2.14%	2.44%